Staff Costs - Schedule of Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff Costs [Abstract]
Salaries, bonuses and staff welfare	$ 14,007	$ 18,493	$ 15,490
Pension scheme contributions (defined contribution schemes)	1,464	1,590	1,014
Staff costs	$ 15,471	$ 20,083	$ 16,504